Consolidated Statements of Changes in Stockholders’ Equity - USD ($) $ in Thousands	Total	Class A Common Stock	Class V Common Stock	Total Stockholders’ Equity	Common Stock Class A Common Stock	Common Stock Class V Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2021					2,286,576	8,250,872
Beginning balance at Dec. 31, 2021	$ 2,294,171			$ 468,396	$ 0	$ 1	$ 566,792	$ (98,342)	$ (55)	$ 1,825,775
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	31,557			31,557			31,557
Unit-based compensation	3,847									3,847
Forfeiture and cancellation of common units (in shares)						(12,527)
Forfeiture and cancellation of common units	(185)									(185)
Exercise of warrants (in shares)					8
Exercise of warrants	2			2			2
Exchange of Class V shares for Class A shares (in shares)					899,035	899,035
Exchange of Class V shares for Class A shares	0			177,241			177,241			(177,241)
Shares issued upon vesting of share-based awards, net of tax withholding (in shares)					51,455
Shares issued upon vesting of share-based awards, net of tax withholding	(2,586)			(2,586)			(2,586)
Increase in deferred tax liability from step-up tax basis related to exchanges of Opco Common Units	(7)			(7)			(7)
Currency translation adjustment, net of tax	(850)			(254)					(254)	(596)
Unrealized losses on available-for-sale securities, net of tax	59			19					19	40
Net loss	(1,989,934)			(578,105)				(578,105)		(1,411,829)
Ending balance (in shares) at Dec. 31, 2022					3,237,074	7,339,310
Ending balance at Dec. 31, 2022	336,074			96,263	$ 0	$ 1	773,000	(676,447)	(290)	239,811
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	15,452			15,452			15,452
Unit-based compensation	1,357									1,357
Forfeiture and cancellation of common units (in shares)						(193)
Forfeiture and cancellation of common units	(13)									(13)
Exchange of Class V shares for Class A shares (in shares)					139,053	139,053
Exchange of Class V shares for Class A shares	0			3,126			3,126			(3,126)
Shares issued upon vesting of share-based awards, net of tax withholding (in shares)					167,614
Shares issued upon vesting of share-based awards, net of tax withholding	176			176			176
Shares issued upon vesting of participation units, net of tax withholding (in shares)					4,472
Shares issued upon vesting of participation units, net of tax withholding	(2,634)			(2,634)			(2,634)
Shares issued in connection with Apex acquisition (in shares)					245,624
Shares issued in connection with Apex acquisition	10,564			10,564			10,563
Currency translation adjustment, net of tax	436			146					146	290
Unrealized losses on available-for-sale securities, net of tax	114			43					43	71
Net loss	(225,812)			(74,854)				(74,854)		(150,958)
Ending balance (in shares) at Dec. 31, 2023		3,793,837	7,200,064		3,793,837	7,200,064
Ending balance at Dec. 31, 2023	135,714			48,282	$ 0	$ 1	799,683	(751,301)	(101)	87,432
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	$ 15,841			15,841			15,841
Exercise of warrants (in shares)	144,675				144,688
Exercise of warrants	$ 2,835			2,835			2,835
Exchange of Class V shares for Class A shares (in shares)		1,059,848			21,761	21,761
Exchange of Class V shares for Class A shares	0			751			751			(751)
Shares issued upon vesting of share-based awards, net of tax withholding (in shares)					243,794
Shares issued upon vesting of share-based awards, net of tax withholding	(2,588)			(2,588)			(2,588)
Equity offerings, net of issuance costs (in shares)					2,306,805
Equity offerings, net of issuance costs	16,172			16,172	$ 1		16,171
Currency translation adjustment, net of tax	(1,501)			(671)					(671)	(830)
Unrealized losses on available-for-sale securities, net of tax	(173)			(69)					(69)	(104)
Net loss	(103,447)			(46,659)				(46,659)		(56,788)
Ending balance (in shares) at Dec. 31, 2024		6,510,885	7,178,303		6,510,885	7,178,303
Ending balance at Dec. 31, 2024	$ 62,853			$ 33,894	$ 1	$ 1	$ 832,693	$ (797,960)	$ (841)	$ 28,959